Condensed Financial Information of the Company Condensed Statement of Operations and Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenues	¥ 227,937	¥ 231,070	¥ 340,185
Operating expenses:
General and administrative expenses	(42,365)	(93,100)	(107,034)
Total operating expenses	(121,479)	(190,100)	(276,234)
Loss from operations	10,018	(77,764)	(94,218)
Other income/(expenses):
Share of loss from equity method investments	(723)	(3,726)	(523)
Others, net	676	1,577	7,706
(Loss)/income before income tax	11,449	(140,723)	(89,289)
Income tax expenses	21	64	(42)
Net (loss)/income	11,428	(140,787)	(89,247)
Net (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	11,166	(136,627)	(89,980)
Parent Company | Reportable Legal Entities
Revenue
Revenues	3,571
Operating expenses:
General and administrative expenses	(6,861)	(5,014)	(7,832)
Total operating expenses	(6,861)	(5,014)	(7,832)
Loss from operations	(3,290)	(5,014)	(7,832)
Other income/(expenses):
Share of loss from equity method investments	14,157	(132,654)	(83,098)
Interest income	316	661	432
Interest expense	(17)	(24)	(12)
Others, net		404	530
(Loss)/income before income tax	11,166	(136,627)	(89,980)
Net (loss)/income	11,166	(136,627)	(89,980)
Net (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	¥ 11,166	¥ (136,627)	¥ (89,980)